Regulatory Assets And Liabilities (Schedule Of Regulatory Assets And Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, current	$ 8,002	$ 93
Regulatory assets, noncurrent	448,200	419,193
Total regulatory assets	456,202	419,286
Regulatory liabilities, current	28,169	27,943
Regulatory liabilities, noncurrent	639,516	610,917
Total regulatory liabilities	667,685	638,860
Deferred Fuel Over/Under-Collection [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, current	19,746	17,837
Financial Transmission Rights [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, current	4,150	6,235
DSM Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, current	4,273	2,001
Environmental Projects [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, current	0	1,870
Asset Retirement Obligation Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, noncurrent	637,065	607,628
Unamortized Investment Tax Credit [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, noncurrent	2,451	3,289
Environmental Projects [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, current	8,002	93
Unrecognized Pension And Other Post Retirement Benefit Plan Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, noncurrent	226,889	229,590
Income Taxes Recoverable From Customers [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, noncurrent	35,765	31,335
Deferred MISO Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, noncurrent	128,610	110,500
Unamortized Petersburg Unit 4 Carrying Charges And Certain Other Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, noncurrent	11,248	12,302
Unamortized Reacquisition Premium On Debt [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, noncurrent	23,268	24,585
Environmental Projects [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, noncurrent	16,876	7,671
Other Miscellaneous [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, noncurrent	5,544	3,210
Indianapolis Power And Light Company [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, current	8,002	93
Regulatory assets, noncurrent	448,200	419,193
Total regulatory assets	456,202	419,286
Regulatory liabilities, current	28,169	27,943
Regulatory liabilities, noncurrent	639,516	610,917
Total regulatory liabilities	667,685	638,860
Indianapolis Power And Light Company [Member] | Deferred Fuel Over/Under-Collection [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, current	19,746	17,837
Indianapolis Power And Light Company [Member] | Financial Transmission Rights [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, current	4,150	6,235
Indianapolis Power And Light Company [Member] | DSM Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, current	4,273	2,001
Indianapolis Power And Light Company [Member] | Environmental Projects [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, current	0	1,870
Indianapolis Power And Light Company [Member] | Asset Retirement Obligation Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, noncurrent	637,065	607,628
Indianapolis Power And Light Company [Member] | Unamortized Investment Tax Credit [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, noncurrent	2,451	3,289
Indianapolis Power And Light Company [Member] | Environmental Projects [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, current	8,002	93
Indianapolis Power And Light Company [Member] | Unrecognized Pension And Other Post Retirement Benefit Plan Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, noncurrent	226,889	229,590
Indianapolis Power And Light Company [Member] | Income Taxes Recoverable From Customers [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, noncurrent	35,765	31,335
Indianapolis Power And Light Company [Member] | Deferred MISO Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, noncurrent	128,610	110,500
Indianapolis Power And Light Company [Member] | Unamortized Petersburg Unit 4 Carrying Charges And Certain Other Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, noncurrent	11,248	12,302
Indianapolis Power And Light Company [Member] | Unamortized Reacquisition Premium On Debt [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, noncurrent	23,268	24,585
Indianapolis Power And Light Company [Member] | Environmental Projects [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, noncurrent	16,876	7,671
Indianapolis Power And Light Company [Member] | Other Miscellaneous [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, noncurrent	$ 5,544	$ 3,210